SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Performance obligations to be satisfied		$ 0
Minimum
Revenue from External Customer [Line Items]
Service arrangement contractual terms	1 month
Maximum
Revenue from External Customer [Line Items]
Service arrangement contractual terms	10 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue from External Customer [Line Items]
Performance obligations to be satisfied	$ 507,000
Performance obligations to be satisfied, period	1 year